Consolidated Statements of Profit or Loss And Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	€ 145,120	€ 163,943	€ 143,769
Changes in inventories and raw materials and consumables used	(89,582)	(107,920)	(95,503)
Employee benefits	(51,561)	(71,488)	(81,236)
Other operating expenses	(42,701)	(54,089)	(59,788)
Amortization and depreciation	(34,189)	(37,873)	(28,443)
Impairment of assets	(26,755)	(26,415)
Net other income	374	25	14,260
Operating Profit / (Loss)	(99,294)	(133,817)	(106,941)
Financial income	533	1,945	1,472
Financial expenses	(17,920)	(23,680)	(15,247)
Change in fair value of derivative warrant liabilities	1,910	1,081	6,476
Foreign exchange gains/(losses)	11,663	(4,044)	1,466
Financial Results	(3,814)	(24,698)	(5,833)
Loss before Tax	(103,108)	(158,515)	(112,774)
Income tax credit	(87)	6,723	703
Loss for the Year	(103,195)	(151,792)	(112,071)
Equity holders of the Company	(101,763)	(148,980)	(112,068)
Non-controlling interest	€ (1,432)	€ (2,812)	€ (3)
Earnings per share
Basic losses per share (euros per share)	€ (0.67)	€ (13.13)	€ (11.94)
Diluted losses per share (euros per share)	€ (0.67)	€ (13.13)	€ (11.94)
Loss for the Year	€ (103,195)	€ (151,792)	€ (112,071)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods
Currency translation differences in foreign operations, net of tax	(16,119)	6,916	(4,729)
Changes in the fair value of debt instruments at fair value through other comprehensive income, net of tax	(5)	36
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	(16,124)	6,952	(4,729)
Total other comprehensive income	(16,124)	6,952	(4,729)
Total comprehensive loss for the year	€ (119,319)	€ (144,840)	€ (116,800)